INCOME TAXES	12 Months Ended
Dec. 31, 2021
INCOME TAXES
INCOME TAXES
14.	INCOME TAXES

As of December 31, 2021 and 2020, the net deferred tax assets have not been recognized in the accompanying consolidated financial statements. A valuation allowance is recognized to reduce the deferred tax asset as it is more likely than not that a tax benefit will not be realized.

The following are the significant components of the Company’s deferred taxes as of December 31:

	2021	2020
Non-capital losses carried forward	$11,640,000	$8,981,000
Research and development expenditures	3,421,000	3,230,000
Investment tax credits	2,201,000	2,078,000
Tax value of technology rights and property and equipment in excess of accounting basis	287,000	293,000
Unrealized foreign exchange loss on convertible debt	12,000	—
Share issue costs	550,000	138,000
Total deferred income tax assets	18,111,000	14,720,000
Valuation allowance	(18,111,000)	(14,720,000)
Net deferred income tax assets	$—	$—

As of December 31, 2021, the Company has available research and development expenditure credits for income tax purposes of approximately $12,911,000, which may be carried forward without expiration to reduce future taxable income.

As of December 31, 2021, the Company has non-capital income tax loss carry-forwards of approximately $43,936,000 available to reduce future income for income tax purposes. The income tax loss carry-forwards have expiry dates between the years 2026 and 2042.

As of December 31, 2021, the Company has approximately $2,890,000 of non-refundable investment tax credits available to offset future income taxes. The non-refundable investment tax credits have expiry dates between 2025 and 2035.

A reconciliation of the combined federal and provincial statutory income tax rate applied to the net loss for the year to the income tax recovery as of December 31 is as follows:

	2021	2020
Basic combined Canadian statutory income tax rate	26.5%	26.5%
Income tax recovery based on statutory rate	$(2,457,000)	$(1,126,000)
Permanent differences	396,000	94,000
Share issue costs recorded, net of equity	(443,000)	(61,000)
Unrecognized benefit of current year tax losses	2,504,000	1,093,000
	$—	$—

The Company does not expect a significant change in the amount of unrecognized tax benefits over the next 12 months. However, any adjustments arising from certain ongoing examinations by tax authorities could alter the timing or amount of taxable income or deductions and these adjustments could differ from the amount accrued. The Company’s federal and provincial income tax returns files for all years remain subject to examination by the taxation authorities.